COMMITMENTS & CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 15 - COMMITMENTS & CONTINGENCIES

Potential Royalty Payments

The Company, in consideration of the terms of the debenture to the University of New Brunswick, shall pay to the University a two percent royalty on sales of any and all products or services, which incorporate the Company's patents for a period of five years from April 24, 2018.

Legal Matters

Carebourn Capital, L.P. v. DarkPulse, Inc.

On or about January 29, 2021, Carebourn Capital, L.P. (“Carebourn”) commenced an action against the Company in Minnesota State Court. Carebourn alleged that the Company was in breach of certain securities purchase agreements and convertible promissory notes sold to Carebourn on or about July 17, 2018 and July 24, 2018.

On or about August 31, 2021, the Company answered Carebourn’s complaint and interposed affirmative defenses, including that Carebourn was an unregistered “dealer,” as such term is defined in the Securities Exchange Act of 1934 (“Exchange Act”) and, therefore, all contracts between the parties arising from or related to the securities purchase agreements and convertible promissory notes sold to Carebourn on or about July 17, 2018 and July 24, 2018 were void pursuant to the Exchange Act. The Company also asserted counterclaims against Carebourn under the Minnesota Securities Act.

On or about April 21, 2023, the State Court ruled in the Company’s favor on its motion for partial summary judgment on its Exchange Act defense, holding that (i) Carebourn is a “dealer” under the Exchange Act in violation of the mandatory registration requirement imposed thereby, and (ii) all contracts between the parties are void.

On or about November 17, 2023, the State Court ruled in the Company’s favor on its motion for summary judgment on its Minnesota Securities Act counterclaims against Carebourn and awarded damages for Carebourn’s violation of Minn. Stat. § 80A.76(d) in the amount of $124,012.91, attorney’s fees in the amount of $239,923.33 and costs in the amount of $23,757.24 (or a total award in the amount of $387,693.48).

On or about March 23, 2024, Carebourn appealed the final judgment entered by the State Court against Carebourn and in favor of the Company.

On or about March 25, 2024, the Minnesota Appellate Court entered an Order, noting that Minn. R. Civ. App. P. 104.01 provides that appeals must be taken within 60 days of the date of the final judgment and, therefore, it appears that Carebourn failed to timely take its appeal. The Appellate Court requested the parties submit informal briefing in response to two questions: (a) Did the time to appeal the December 27, 2024 amended judgment expire on February 26, 2024; and (b) If the answer to (a) is yes, must this appeal be dismissed as untimely. On or about April 4, 2024, DarkPulse filed its informal briefing in response with the Appellate Court. The Company is currently awaiting a decision from the Appellate Court.

As of the date hereof, Carebourn has refused to voluntarily satisfy the final judgment. Accordingly, the Company intends to exercise all legal rights and remedies available to it to collect the amounts awarded.

DarkPulse intends to continue to exercise all legal rights and remedies available to it to collect the amounts awarded should Carebourn fail to voluntarily pay the same.

More Capital, LLC v. DarkPulse, Inc. et al

On or about June 29, 2021, More Capital, LLC (“More”) commenced an action against the Company in Minnesota State Court. More alleged that the Company was in breach of a certain securities purchase agreement and convertible promissory note sold to More on or about August 20, 2018.

On or about September 3, 2021, the Company answered More’s complaint and interposed affirmative defenses, including that More was an unregistered “dealer,” as such term is defined in the Exchange Act and, therefore, all contracts between the parties arising from or related to the securities purchase agreement and convertible promissory note sold to More on or about August 20, 2018 were void pursuant to the Exchange Act. The Company also asserted counterclaims against More under the Minnesota Securities Act.

On or about December 11, 2023, the Minnesota State Court ruled in the Company’s favor on its motion for summary judgment on its (a) Exchange Act defense, holding that (1) More is a “dealer” under the Exchange Act in violation of the mandatory registration requirement imposed thereby, and (ii) all contracts between the parties are void, and (b) Minnesota Securities Act counterclaims against More and awarded damages for More’s violation of Minn. Stat. § 80A.76(d) in the amount of $300,809.39, attorney’s fees in the amount of $110,029.00 and costs in the amount of $210.25 (or a total award in the amount of $412,048.64).

On or about March 23, 2024, More appealed the final judgment entered by the State Court against More and in favor of the Company.

On or about March 25, 2024, the Minnesota Appellate Court entered an Order, noting that Minn. R. Civ. App. P. 104.01 provides that appeals must be taken within 60 days of the date of the final judgment and, therefore, it appears that More failed to timely take its appeal. The Appellate Court requested the parties submit informal briefing in response to two questions: (a) Did the time to appeal the December 27, 2024 amended judgment expire on February 26, 2024; and (b) If the answer to (a) is yes, must this appeal be dismissed as untimely. On or about April 4, 2024, DarkPulse filed its informal briefing in response with the Appellate Court. The Company is currently awaiting a decision from the Appellate Court.

As of April 1, 2024, the final judgment had not yet been satisfied by More, nor had a judgment been entered that stayed enforcement of that judgment. Accordingly, the Company took actions to enforce and collect the judgment including, inter alia, serving garnishment summons on More’s banks.

As of the date hereof, More has refused to voluntarily satisfy the final judgement. Accordingly, the Company intends to exercise all legal rights and remedies available to it to collect the amounts awarded.

Carebourn Capital et al v. Standard Registrar and Transfer et al

On or about May 20, 2022, Carebourn and More (together with Carebourn, the “Noteholders”) commenced an action against the Company, certain members of the Company’s executive team and board of directors and Standard Registrar and Transfer Company, Inc., the Company’s transfer agent, in the United States District Court for the District of Utah. The Noteholders’ complaint alleged various causes of action arising from certain securities purchase agreements and convertible promissory notes the Company sold to the Noteholders.

On or about November 23, 2022, the Company and the members of the Company’s executive team and board of directors named in this action moved to dismiss the Noteholders’ complaint.

On or about February 21, 2023, the Court granted the Company’s motion to dismiss in part and stayed the action pending resolution of the motion for summary judgment brought by the U.S. Securities and Exchange Commission against Carebourn in the United States District Court for the District of Minnesota.

On or about November 1, 2023, the Noteholders moved to dismiss the action.

On or about November 2, 2023, the Company moved for sanctions against the Noteholders and their counsel of record.

On or about December 4, 2023, the Court entered an order granting dismissal of the Noteholders’ claims with prejudice. The Court acknowledged that notwithstanding its dismissal of the Noteholders’ claims, the Court continues to retain jurisdiction over the Noteholders because of DarkPulse’s pending motion for sanctions against the Noteholders and their attorneys.

On May 22, 2024, the Court scheduled oral arguments on the Company’s sanction motion on July 2, 2024.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman

On or about December 31, 2021, the Company commenced an action against FirstFire Global Opportunities Fund, LLC (“FirstFire”) and its control person, Eli Fireman (“Fireman,” and together with FirstFire, the “FirstFire Defendants”), in the United States District Court for the Southern District of New York.

On or about May 5, 2022, the Company amended its complaint against the FirstFire Defendants. The amended complaint alleges that the FirstFire Defendants were liable to the Company for rescission of certain convertible promissory notes and transitions effected thereunder and damages pursuant to the Racketeer Influenced and Corrupt Organizations Act (“RICO”).

On or about January 17, 2023, the Court granted the FirstFire Defendants’ motion to dismiss the Company’s operative pleading. Later on the same day, the Company appealed the Court’s decision to the United States Court of Appeals for the Second Circuit (“Second Circuit”).

Oral arguments were held before the Second Circuit on the Company’s appeal on December 11, 2023.

On March 28, 2024, the Second Circuit issued its decision and found that the District Court (a) properly found that the Delaware forum-selection clause was enforceable but, thereafter, (b) improperly made a ruling on the merits of the Company’s claims for relief. As a result, the Second Circuit affirmed the District Court’s decision in part, vacated in part and remanded the case back to the District Court for transferring to the United States District Court for the District of Delaware.

As of the date hereof, this action has not yet transferred to the Delaware Court. The Company remains committed to actively litigating its claims for relief under RICO.

DarkPulse, Inc., et al v. Crown Bridge Partners, LLC, et al

On or about September 23, 2022, the Company, Social Life Network, Inc. and Redhawk Holdings Corp. commenced an action against Crown Bridge Partners, LLC (“Crown Bridge”) and its control persons, Soheil Ahdoot and Sepas Ahdoot (collectively, the “Crown Bridge Defendants”) in the United States District Court for the Southern District of New York. The complaint alleges that the Crown Bridge Defendants are liable to each of the plaintiffs for damages pursuant to RICO.

On or about September 29, 2023, the Court granted the Crown Bridge Defendants’ motion to dismiss the plaintiffs’ complaint. On October 23, 2023, the plaintiffs appealed the Court’s decision to the Second Circuit.

As of the date hereof, the appeal is fully briefed.

The Company remains committed to actively litigating its claims for relief under RICO.

On July 24, 2024 The Company resolved certain disputes with one of its lenders, GS Capital Partners LLC (“GS”), on terms mutually agreeable to both Darkpulse and GS. Specifically, DarkPulse and GS compromised over $2,600,000 of debt owed to GS in return for issuing shares to GS, as provided by the settlement agreement between the parties. This settlement is expected to be approved by the District Court for Clark County, Nevada,on or about August 15, 2024, and such approval will also resolve the collaborative proceeding initiated in such court to obtain approval of the settlement under Section 3(A)(10) of the Securities Act. Importantly, through this settlement, DarkPulse was able to negotiate a strict leak-out clause concerning the shares issued to GS, which DarkPulse believes will allow it to maintain its going concern value without the distraction of expensive and protracted litigation.

TJM West, Inc v Thomas J McCarthy Family Limited Partnership

On or about July 25,2023 TJM West filed an action in Maricopa court against its landlord for illegal lockout from the company’s facilities.

On or about August 18,2023 TJM West’s motion for Temporary Restraining Order was granted.

September 27, 2023 TJM West counsel motion to withdraw was accepted.

On or about October 6, 2923. TJM West hired new counsel to assist with a short deadline to file answers to landlords motion.

On or about November 6,2023 TJM West and its counsel mutually agreed to a withdrawal.

On or about November 6,2023 TJM West engaged new counsel.

On or about May 8,2024 TJM West dropped its motion for Temporary Restraining Order.

On or about May 24,2024 TJM West counsel filed motion to continue discovery.

On or about May 24,2024 TJM West’s counsel left the firm handling the litigation it was determined in the best interest of the company to terminate its relationship with the law firm. As of today the company is interviewing new counsel and evaluating its claims against landlord to determine if it’s financially responsible to incur additional fees related to exercising TJM’s right against the landlord for terminating the lease.